Goodwill and Intangible Assets (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Goodwill And Intangible Assets [Line Items]
Goodwill, Beginning Balance	150	147
Amortization, Goodwill
Foreign exchange impact, Goodwill	(4)	3
Goodwill, Ending Balance	146	150
Cost, Beginning Balance	50	49
PRB option impairment (Note 3)	9	8
Amortization of intangible assets	(1)	(2)
Foreign exchange adjustment for finite lived intangible assets		1
Cost, Ending Balance	24	50
Intangible assets Accumulated amortization, Beginning Balance	(8)	(6)
Amortization of intangible assets	(1)	(2)
Foreign exchange adjustment for finite lived intangible assets		(1)
Intangible assets Accumulated amortization, Ending Balance	(9)	(8)
Finite-Lived Intangible Assets, Net, Total	42	43
Amortization of intangible assets	(1)	(2)
Foreign exchange adjustment for finite lived intangible assets		1
Finite-Lived Intangible Assets, Net, Total	15	42
Options
Schedule Of Goodwill And Intangible Assets [Line Items]
PRB option impairment (Note 3)	(26)
PRB option impairment (Note 3)	(26)